Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share
Schedule of computation of basic and diluted net loss per share

The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	2017	2018	2019
Numerator:
Net loss attributable to Bitauto Holdings Limited	(1,611,114)	(608,352)	(1,200,118)
(Loss)/Income allocation to participating securities of subsidiaries	(2,936)	28,336	(3,030)
Numerator for basic net loss per share	(1,614,050)	(580,016)	(1,203,148)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	(11,036)	—	—
Numerator for diluted net loss per share	(1,625,086)	(580,016)	(1,203,148)
Denominator:
Weighted average number of shares - basic	70,154,910	71,305,353	71,108,532
Dilutive effect of potentially issuable ordinary shares	—	—	—
Weighted average number of shares - diluted	70,154,910	71,305,353	71,108,532

Net loss per ordinary share - basic	(23.01)	(8.13)	(16.92)
Net loss per ordinary share - diluted	(23.16)	(8.13)	(16.92)